Consolidated income statement (Parenthetical) - £ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated income statement
Earnings per ordinary share	[1]	£ 0.680	£ 0.535	£ 0.47948
Earnings per ordinary share - continuing operations		£ 0.680	0.525	0.4917
Earnings per ordinary share - discontinued operations			£ 0.010	£ (0.01222)

[1]	In 2023, the unrounded Total earnings per share attributable to ordinary shareholders – basic is 47.948p. The unrounded Earnings per ordinary share – continuing operations was 49.170p. The unrounded Earnings per ordinary share – discontinued operations was (1.222p)